Trade and Other Receivables	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Trade and Other Receivables
6.	Trade and Other Receivables

	June 30,	December 31,
	2024	2023
Trade accounts receivable	$289,446	$155,785
Sales taxes receivable	22,275	39,111
Other receivables	–	89,617
	$311,721	$284,513

As at June 30, 2024, there were five customers (December 31, 2023 – four customers) with an amount greater than 10% of the Company’s trade accounts receivable which represented 91% of the balance (December 31, 2023 – 81%). The Company did not recognize any bad debt expense during the six months ended June 30, 2024 and 2023.

During the six months ended June 30, 2024, the Company derecognized accounts receivable with a net book value of $158,812 in connection with the sale of RPK (note 5).